Preferred Shares Preferred Shares Series B (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 12, 2019
Class of Stock [Line Items]
Preferred Stock, Shares Issued	96,000	9,355,778
Preferred Stock, Shares Outstanding	96,000	9,355,778
Preferred Stock, Value, Issued	$ 42,350,000	$ 11,769,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares exchanged				6,500,000
Preferred Stock, Shares Issued			343,778	6,500,000
Preferred Stock, Reason why Security is Not Redeemable	Pursuant to the terms of a waiver agreement entered into by FBC Holdings and the Company on April 8, 2021, FBC Holdings has irrevocably and unconditionally waived its ability, upon providing the Company with at least 61 days' prior written notice, to increase or decrease the maximum percentage from the 9.99% threshold provided for in the Company's articles of amendment governing the rights and preferences of outstanding shares of Series B Preferred Shares unless FBC Holdings obtains the Company's prior written consent.
Convertible Preferred Stock, Terms of Conversion	Series B Preferred Shares (i) were convertible into the Company’s common shares, subject to prior shareholder approval, at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80
Preferred Stock, Dividend Rate, Percentage	8.00%
Convertible Preferred Stock, Shares Issued upon Conversion	2,639,542
Preferred Stock Dividends, Shares	107,481
Preferred Stock, Shares Outstanding	0
Preferred Stock, Value, Issued			$ 343,778